Condensed Financial Information of DHT Holdings, Inc. (parent company only), Condensed Statement of Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities [Abstract]
Profit/(loss) for the year	$ 181,460		$ 161,397		$ 61,979
Items included in net income not affecting cash flows [Abstract]
Impairment charge	(27,909)		0		0
Compensation related to options and restricted stock	4,290		3,233		4,133
Changes in operating assets and liabilities [Abstract]
Accounts payable and accrued expenses	(163)		(5,232)		5,573
Net cash provided by operating activities	298,654		251,411		127,906
Cash flows from investing activities [Abstract]
Net cash provided by investing activities	(97,032)		(124,977)		110,518
Cash flows from financing activities [Abstract]
Cash dividends paid	(161,396)		(186,672)		(19,679)
Purchase of treasury shares	(13,196)		(18,808)		(24,758)
Net cash used in financing activities	(197,908)		(177,763)		(173,343)
Net (decrease)/increase in cash and cash equivalents	3,713		(51,329)		65,081
Cash and cash equivalents at beginning of period	74,738	[1],[2]	125,948		60,658
Cash and cash equivalents at end of period	78,143	[1],[2]	74,738	[1],[2]	125,948
Parent Company [Member]
Cash flows from operating activities [Abstract]
Profit/(loss) for the year	256,746		110,206		77,563
Items included in net income not affecting cash flows [Abstract]
Impairment charge	999		699		1,234
Compensation related to options and restricted stock	2,786		2,168		3,013
Changes in operating assets and liabilities [Abstract]
Accounts receivable and prepaid expenses	64		105		(675)
Accounts payable and accrued expenses	(735)		858		(246)
Amounts due to related parties	(75,608)		10,574		(69,740)
Net cash provided by operating activities	184,252		124,611		11,150
Cash flows from investing activities [Abstract]
Investments in subsidiaries	0		0		(395)
Loan to subsidiaries	0		60,180		47,744
Net cash provided by investing activities	0		60,180		47,349
Cash flows from financing activities [Abstract]
Cash dividends paid	(161,396)		(186,672)		(19,679)
Purchase of treasury shares	(13,196)		(18,808)		(24,758)
Net cash used in financing activities	(174,591)		(205,480)		(44,436)
Net (decrease)/increase in cash and cash equivalents	9,661		(20,689)		14,062
Cash and cash equivalents at beginning of period	8,912		29,601		15,539
Cash and cash equivalents at end of period	$ 18,573		$ 8,912		$ 29,601

[1]	Amounts carried at amortized cost.
[2]	Cash and cash equivalents include $339 thousand in restricted cash in 2024 and $370 thousand in restricted cash in 2023, including employee withholding tax.